Firstar Family of Funds

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                       Trust Shares and Trust II Shares
                                    of the
                 Treasury Money Market Portfolio, Money Market
                 Portfolio, Tax-Exempt Money Market Portfolio,
              U.S. Government Securities Portfolio, Intermediate
                Corporate Bond Portfolio, Bond Index Portfolio,
                    Government & Corporate Bond Portfolio,
               Short-Intermediate Municipal Portfolio, Missouri
              Tax-Exempt Bond Portfolio, National Municipal Bond
            Portfolio, Balanced Portfolio, Equity Income Portfolio,
                Equity Index Portfolio, Growth & Income Equity
             Portfolio, Growth Equity Portfolio, Small Cap Equity
                Portfolio, Small Cap Equity Index Portfolio and
                        International Equity Portfolio

                      Supplement dated September 26, 2000
                      to Prospectus dated March 31, 2000



Management of the International Equity Portfolio
------------------------------------------------

     Clay Finlay Inc. ("Clay Finlay") serves as sub-adviser to the Company's International Equity Portfolio (the "Portfolio"). Prior to 5:00 p.m. EDT on September 25, 2000, Clay Finlay was an indirect subsidiary of United Asset Management Corporation ("UAM"). At 5:00 p.m. EDT on September 25, 2000, Old Mutual plc ("Old Mutual"), a public limited company based in the United Kingdom, acquired over 90% of the outstanding stock of UAM pursuant to a tender offer, as a result of which Clay Finlay is now an indirect subsidiary of Old Mutual. This transaction constituted an assignment of, and automatically terminated, the existing Sub-Advisory Agreement between Firstar Investment Research & Management Company, LLC ("FIRMCO") and Clay Finlay with respect to the Portfolio. On September 25, 2000, FIRMCO and Clay Finlay entered into an Interim Sub-Advisory Agreement with respect to the Portfolio, which had been approved by the Board of Directors of the Company at a meeting held on August 2, 2000. This action was in accordance with the terms and conditions of Rule 15a-4 under the Investment Company Act of 1940, as amended. Under Rule 15a-4, an adviser (or sub-adviser) can serve pursuant to an interim advisory (or sub-advisory) agreement for up to 150 days while a fund seeks shareholder approval of a new investment advisory (or sub-advisory agreement).

     At a meeting held on July 11, 2000, the Board of Directors of the Company approved a new Sub-Advisory Agreement between FIRMCO and Clay Finlay with respect to the Portfolio. A Special Meeting of Shareholders of the Portfolio has been scheduled for October 13, 2000 to consider and vote on the new Sub-Advisory Agreement. Shareholders of record of the Portfolio as of the close of business on August 28, 2000 are entitled to notice of, and to vote at, the Special Meeting. The sub-advisory fees earned by Clay Finlay under the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account at the Fund's custodian, Firstar Bank, N.A., and will be paid to Clay Finlay if shareholders of the Portfolio approve the new Sub-Advisory Agreement.

Firstar Family of Funds

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                             Institutional Shares
                                    of the
           Treasury Money Market Portfolio, Money Market Portfolio,
                     U.S. Government Securities Portfolio,
                    Intermediate Corporate Bond Portfolio,
                      Bond Index Portfolio, Government &
                           Corporate Bond Portfolio,
                 Balanced Portfolio, Equity Income Portfolio,
                Equity Index Portfolio, Growth & Income Equity
             Portfolio, Growth Equity Portfolio, Small Cap Equity
                Portfolio, Small Cap Equity Index Portfolio and
                        International Equity Portfolio

                      Supplement dated September 26, 2000
                      to Prospectus dated March 31, 2000



Management of the International Equity Portfolio
------------------------------------------------

     Clay Finlay Inc. ("Clay Finlay") serves as sub-adviser to the Company's International Equity Portfolio (the "Portfolio"). Prior to 5:00 p.m. EDT on September 25, 2000, Clay Finlay was an indirect subsidiary of United Asset Management Corporation ("UAM"). At 5:00 p.m. EDT on September 25, 2000, Old Mutual plc ("Old Mutual"), a public limited company based in the United Kingdom, acquired over 90% of the outstanding stock of UAM pursuant to a tender offer, as a result of which Clay Finlay is now an indirect subsidiary of Old Mutual. This transaction constituted an assignment of, and automatically terminated, the existing Sub-Advisory Agreement between Firstar Investment Research & Management Company, LLC ("FIRMCO") and Clay Finlay with respect to the Portfolio. On September 25, 2000, FIRMCO and Clay Finlay entered into an Interim Sub-Advisory Agreement with respect to the Portfolio, which had been approved by the Board of Directors of the Company at a meeting held on August 2, 2000. This action was in accordance with the terms and conditions of Rule 15a-4 under the Investment Company Act of 1940, as amended. Under Rule 15a-4, an adviser (or sub-adviser) can serve pursuant to an interim advisory (or sub-advisory) agreement for up to 150 days while a fund seeks shareholder approval of a new investment advisory (or sub-advisory agreement).

     At a meeting held on July 11, 2000, the Board of Directors of the Company approved a new Sub-Advisory Agreement between FIRMCO and Clay Finlay with respect to the Portfolio. A Special Meeting of Shareholders of the Portfolio has been scheduled for October 13, 2000 to consider and vote on the new Sub-Advisory Agreement. Shareholders of record of the Portfolio as of the close of business on August 28, 2000 are entitled to notice of, and to vote at, the Special Meeting. The sub-advisory fees earned by Clay Finlay under the Interim Sub-

Advisory Agreement will be held in an interest-bearing escrow account at the Fund's custodian, Firstar Bank, N.A., and will be paid to Clay Finlay if shareholders of the Portfolio approve the new Sub-Advisory Agreement.

Firstar Family of Funds

                         MERCANTILE MUTUAL FUNDS, INC.
                                (the "Company")

                                Investor Shares
                                    of the
                 Balanced Portfolio, Equity Income Portfolio,
                Equity Index Portfolio, Growth & Income Equity
             Portfolio, Growth Equity Portfolio, Small Cap Equity
                Portfolio, Small Cap Equity Index Portfolio and
                        International Equity Portfolio

                      Supplement dated September 26, 2000
                      to Prospectus dated March 31, 2000



Management of the International Equity Portfolio
------------------------------------------------

     Clay Finlay Inc. ("Clay Finlay") serves as sub-adviser to the Company's International Equity Portfolio (the "Portfolio"). Prior to 5:00 p.m. EDT on September 25, 2000, Clay Finlay was an indirect subsidiary of United Asset Management Corporation ("UAM"). At 5:00 p.m. EDT on September 25, 2000, Old Mutual plc ("Old Mutual"), a public limited company based in the United Kingdom, acquired over 90% of the outstanding stock of UAM pursuant to a tender offer, as a result of which Clay Finlay is now an indirect subsidiary of Old Mutual. This transaction constituted an assignment of, and automatically terminated, the existing Sub-Advisory Agreement between Firstar Investment Research & Management Company, LLC ("FIRMCO") and Clay Finlay with respect to the Portfolio. On September 25, 2000, FIRMCO and Clay Finlay entered into an Interim Sub-Advisory Agreement with respect to the Portfolio, which had been approved by the Board of Directors of the Company at a meeting held on August 2, 2000. This action was in accordance with the terms and conditions of Rule 15a-4 under the Investment Company Act of 1940, as amended. Under Rule 15a-4, an adviser (or sub-adviser) can serve pursuant to an interim advisory (or sub-advisory) agreement for up to 150 days while a fund seeks shareholder approval of a new investment advisory (or sub-advisory agreement).

     At a meeting held on July 11, 2000, the Board of Directors of the Company approved a new Sub-Advisory Agreement between FIRMCO and Clay Finlay with respect to the Portfolio. A Special Meeting of Shareholders of the Portfolio has been scheduled for October 13, 2000 to consider and vote on the new Sub-Advisory Agreement. Shareholders of record of the Portfolio as of the close of business on August 28, 2000 are entitled to notice of, and to vote at, the Special Meeting. The sub-advisory fees earned by Clay Finlay under the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account at the Fund's custodian, Firstar Bank, N.A., and will be paid to Clay Finlay if shareholders of the Portfolio approve the new Sub-Advisory Agreement.